Note 9 - Fixed Assets (Details) - Components of Fixed Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 296,851	$ 296,112
Accumulated depreciation	195,297	189,101
Net	101,554	107,011
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	2,527	3,093
Net	2,527	3,093
Building [Member]
Property, Plant and Equipment [Line Items]
Cost	11,803	14,507
Accumulated depreciation	4,213	4,953
Net	7,590	9,554
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	30,516	28,123
Accumulated depreciation	22,901	21,494
Net	7,615	6,629
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	66,289	71,906
Accumulated depreciation	47,971	51,047
Net	18,318	20,859
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	123,637	118,934
Accumulated depreciation	87,121	81,316
Net	36,516	37,618
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	62,079	59,549
Accumulated depreciation	33,091	30,291
Net	$ 28,988	$ 29,258